S000074043 [Member] Investment Objectives and Goals - TSW Large Cap Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY TSW Large Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TSW Large Cap Value Fund (the “Fund”) seeks maximum long-term total return, consistent with reasonable risk to principal.